Income tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Withholding tax	$ 2,055,000	$ 2,250,000	$ 0
Accumulated tax losses available for offset against future taxable profits	402,130,063
Deferred tax liability	$ 264,000	$ 258,000	$ 138,000	$ 19,000
Applicable tax rate	25.00%		26.50%